SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX
+1 212 839 8615 JKEAN@SIDLEY.COM
AMERICA ● ASIA PACIFIC ● EUROPE

April 7, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Christopher Bellacicco and Ken Ellington, Division of Investment Management

Re:	Popular Income Plus Fund, Inc.

(1933 Act File No. 333-259162 / 1940 Act File No. 811-23696)

Dear Messrs. Bellacicco and Ellington:

On behalf of the Popular Income Plus Fund, Inc. (the “Fund”), below please find our responses to comments (the “Comments”) received from you (the “Staff”) on April 7, 2022 on the Fund’s draft registration statement on Form N-1A (the “Registration Statement”). The Registration Statement was filed with the Securities and Exchange Commission (the “Commission”) on April 6, 2022 and contained a Prospectus relating to the issuance of shares (the “Shares”) of the Fund, as well as a Statement of Additional Information relating to the Fund.

We have discussed your Comments with representatives of the Fund. Pursuant to your instructions, we are transmitting our responses to the Comments in the form of this response letter (the “Response Letter”) concurrently with a filing of the Registration Statement, including exhibits (the “Filing”), which Filing reflects our responses.

Unless otherwise indicated, defined terms used herein have the meaning set forth in the Registration Statement.

1.	Comment: Please revise the disclosure to indicate that the most recent semi-annual report has been incorporated by reference into the Registration Statement.

Response: The Fund has revised the disclosure to indicate that the most recent semi-annual report has been incorporated by reference into the Registration Statement.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

2.	Comment: Please revise the Financial Highlights table to include the most recent semi-annual financial highlights.

Response: The Fund has revised the Financial Highlights to include the most recent semi-annual financial highlights.

3.	Comment: Please revise the legal opinion to remove certain assumptions.

Response: The legal opinion has been revised to remove certain assumptions and filed herewith.

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Please do not hesitate to contact the undersigned (212-839-8615) with any comments or questions you might have.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

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